Note 6 - Vessels, Net (Details) - USD ($)	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 20, 2015	Mar. 12, 2015	Dec. 15, 2014	Nov. 14, 2014
Note 6 - Vessels, Net (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use		$ 6,775,416	$ 8,238,987	$ 6,168,747	$ 0
Assets Held-for-sale, Long Lived, Fair Value Disclosure	$ 0			$ 0
Gas Premiership [Member]
Note 6 - Vessels, Net (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Consideration									$ 28,500,000
Gas Cathar [Member]
Note 6 - Vessels, Net (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Consideration								$ 28,500,000
Gas Premiership and Gas Cathar [Member]
Note 6 - Vessels, Net (Details) [Line Items]
Sale Leaseback Transaction, Term of Lease	4 years
The Gas Kaizen and the Gas Crystal Vessels [Member]
Note 6 - Vessels, Net (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Consideration							$ 2,054,156
Gas Arctic [Member]
Note 6 - Vessels, Net (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Consideration						$ 950,000
Remaining Vessels [Member]
Note 6 - Vessels, Net (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use			$ 1,463,571